Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 26, 2019	Dec. 19, 2019
Capital commitments
Less than One Year	¥ 233,002
1-3 Years	26,232
Total	259,234
Purchase obligations
Less than One Year	2,547,799
Total	¥ 2,547,799
Disposal by sale | Chongqing Zhizao
Purchase obligations
Equity interest disposed		100.00%	100.00%